TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

In thousands of USD	June 30, 2022	December 31, 2021	December 31, 2020
Current liabilities
Trade payables	41,531	41,238	11,221
Wages, Salaries, Bonus & Payroll Charges	7,723	9,332	19,480
Accrued expenses	15,068	15,599	10,817
Other payables	3,015	801	407
	67,337	66,970	41,925
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.

Other payables includes Income Tax and National Insurance contributions for employees. Accruals primarily relate to goods and services received but yet to receive invoice.